UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-6377
DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	05/31/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic Municipal Money Market Fund
May 31, 2008 (Unaudited)

Short-Term Investments--98.4%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--1.9%
Birmingham Industrial Development
Board, Revenue (Diamond
Displays, Inc. Project) (LOC;
Regions Bank)	1.82	6/7/08	2,215,000 a	2,215,000
Evergreen Industrial Development
Board, Industrial Revenue,
Refunding (Tenax Manufacturing
Project) (LOC; San Paolo Bank)	1.65	6/7/08	2,300,000 a	2,300,000
Haleyville Industrial Development
Board, Revenue (Door
Components, LLC Project) (LOC;
Regions Bank)	1.73	6/7/08	1,800,000 a	1,800,000

California--.9%
California,
RAN	4.00	6/30/08	3,000,000	3,001,471

Colorado--1.4%
Colorado Educational and Cultural
Facilities Authority, Revenue
(Capital Christian School
Project) (LOC; Union Bank of
California)	1.65	6/7/08	2,000,000 a	2,000,000
Solaris Metropolitan District
Number 1, Property Tax Revenue
(LOC; Key Bank)	1.67	6/7/08	2,610,000 a	2,610,000

District Of Columbia--2.6%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)	1.68	6/7/08	6,535,000 a,b	6,535,000
District of Columbia,
Revenue (Idea Public Charter
School) (LOC; Allfirst Bank)	1.67	6/7/08	2,100,000 a	2,100,000

Florida--5.9%
Capital Trust Agency,
MFHR (Brittany Bay Apartments
- Waterman's Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	1.79	6/7/08	2,835,000 a,b	2,835,000
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/08	2,000,000	2,002,053
Hillsborough County Aviation
Authority, Revenue, CP (LOC;
Landesbank Baden-Wurttemberg)	2.65	6/12/08	3,000,000	3,000,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wachovia Bank)	1.65	6/7/08	1,450,000 a	1,450,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA

Bank PLC)	2.58	6/11/08	5,000,000	5,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	2.65	6/11/08	3,000,000	3,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	2.65	6/12/08	2,500,000	2,500,000

Georgia--6.0%
Athens-Clarke County Residential
Care Facilities for the
Elderly Authority, Revenue,
Refunding (Wesley Woods of
Athens, Inc. Project) (LOC;
SunTrust Bank)	1.65	6/7/08	3,000,000 a	3,000,000
Atlanta,
Airport General Revenue,
Refunding (Hartsfield
International Airport)
(Insured; MBIA, Inc. and
Liquidity Facility; Bayerische
Landesbank)	2.50	6/7/08	3,000,000 a	3,000,000
Bainbridge and Decatur County
Development Authority, IDR
(Rand Group Limited Project)
(LOC; National City Bank)	2.08	6/7/08	9,165,000 a	9,165,000
Burke County Development
Authority, PCR, CP (Oglethorpe
Power Corporation) (Liquidity
Facility; Bank of America)	4.25	6/16/08	5,000,000	5,000,000

Illinois--6.9%
Chicago,
Collateralized SFMR	3.58	10/7/08	505,000	505,000
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; MBIA,
Inc. and Liquidity Facility;
Citibank NA)	1.88	6/7/08	4,725,000 a,b	4,725,000
Illinois,
GO Notes (Liquidity Facility;
Citigroup Global Markets
Holdings)	1.60	6/7/08	880,000 a,b	880,000
Illinois Development Finance
Authority, IDR (Wisconsin Tool
Project) (LOC; Wachovia Bank)	1.70	6/7/08	3,820,000 a	3,820,000
Illinois Development Finance
Authority, Revenue (Aurora
Central Catholic High School)
(LOC; Allied Irish Banks)	1.89	6/7/08	1,000,000 a	1,000,000
Illinois Development Finance
Authority, Revenue (Park Ridge
Youth Campus Project) (LOC;
ABN-AMRO)	1.65	6/7/08	1,200,000 a	1,200,000
Illinois Educational Facilities
Authority, Revenue, CP (Field
Museum of Natural History)
(LOC; Bank of America)	1.40	8/7/08	2,000,000	2,000,000
Illinois Finance Authority,
Revenue (Elgin Academy
Project) (LOC; Charter One

Bank NA)	1.68	6/7/08	2,185,000 a	2,185,000
Northbrook Park District,
Limited Tax Park, GO Notes	3.50	12/1/08	1,675,000	1,679,075
University of Illinois of
Trustees, Auxiliary Facilities
System Revenue (Putters
Program) (Insured; MBIA, Inc.
and Liquidity Facility; JP
Morgan Chase Bank)	1.77	6/7/08	5,205,000 a,b	5,205,000

Indiana--3.6%
Carmel,
Waterworks Revenue, BAN	3.75	9/21/08	3,000,000	3,000,000
Fort Wayne,
EDR (Park Center Project)
(LOC; National City Bank)	2.08	6/7/08	2,555,000 a	2,555,000
Fort Wayne South Side School
Building Corporation, First
Mortgage Revenue, Refunding
(Insured; FSA)	3.25	7/15/08	1,290,000	1,292,530
Indiana Bond Bank,
State Revolving Fund Program
Revenue	5.00	2/1/09	1,145,000	1,167,587
Indianapolis Local Public
Improvement Bond Bank, Notes	2.95	1/8/09	3,000,000	3,000,000
Whitley County Multi-School
Building Corporation, First
Mortgage Bonds, Refunding
(Insured; FSA)	3.25	7/15/08	1,055,000	1,056,343

Kansas--1.4%
Kansas Development Finance
Authority, MFHR (Delaware
Highlands Assisted Living
Project) (LOC; FHLB)	1.72	6/7/08	2,500,000 a	2,500,000
Shawnee,
IDR (Thrall Enterprises Inc.
Project) (LOC; ABN-AMRO)	1.75	6/7/08	2,100,000 a	2,100,000

Kentucky--1.5%
Kenton County Airport Board,
Special Facilities Revenue
(Airis Cincinnati LLC Project)
(LOC; Deutsche Postbank)	1.90	6/7/08	5,000,000 a	5,000,000

Louisiana--2.2%
Lehman Municipal Trust Receipts
(Jefferson Parish Home
Mortgage Authority) (Liquidity
Facility; Lehman Liquidity
Corporation and LOC: FNMA and
GNMA)	2.28	6/7/08	4,000,000 a,b	4,000,000
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Price
LeBlanc Facility, L.C.
Project) (LOC; Regions Bank)	1.65	6/7/08	3,500,000 a	3,500,000

Maryland--.5%
Maryland Economic Development
Corporation, Revenue
(Chesapeake Advertising

Facility) (LOC; M&T Bank)	1.87	6/7/08	1,740,000 a	1,740,000

Massachusetts--2.1%
Haverhill,
GO Notes, BAN	4.00	9/26/08	3,000,000	3,004,629
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	2.25	5/14/09	4,000,000	4,000,000

Michigan--7.0%
ABN AMRO Munitops Certificate
Trust (Michigan Housing
Development Authority)
(Liquidity Facility; Bank of
America and LOC; GNMA)	1.72	6/7/08	9,340,000 a,b	9,340,000
Michigan Housing Development
Authority, SFMR	3.05	9/3/08	2,400,000	2,400,000
Michigan Public Educational
Facilities Authority, Revenue
(LOC; Charter One Bank)	5.00	6/24/08	2,400,000	2,401,699
Michigan Strategic Fund,
LOR (Merchants LLC Project)
(LOC; National City Bank)	2.23	6/7/08	1,945,000 a	1,945,000
Michigan Strategic Fund,
LOR (NSS Technologies Project)
(LOC; Wachovia Bank)	1.75	6/7/08	4,000,000 a	4,000,000
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; ABN-AMRO)	1.77	6/7/08	3,490,000 a	3,490,000

Minnesota--3.2%
Metropolitan Council,
GO Notes	4.00	3/1/09	2,440,000	2,474,115
Minneapolis-Saint Paul
Metropolitan Airports
Commission, GO Notes Revenue,
Refunding	5.50	1/1/09	3,135,000	3,193,346
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Senior Airport
Revenue, Refunding	5.00	1/1/09	1,500,000	1,514,958
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	1.88	6/7/08	3,435,000 a	3,435,000

Missouri--.4%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (SSM Health
Care) (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	1.25	6/1/08	1,200,000 a	1,200,000

Nevada--2.0%
Director of Nevada Department of
Business and Industry, Revenue
(Nevada Cancer Institute
Project) (LOC; Bank of America)	1.55	6/7/08	6,750,000 a	6,750,000

New Hampshire--.5%
New Hampshire,

Turnpike System Revenue,
Refunding (Insured; FSA)	5.00	10/1/08	1,600,000	1,617,692

New York--3.6%
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (LOC;
JPMorgan Chase Bank)	1.60	6/7/08	12,000,000 a	12,000,000

North Carolina--7.3%
Iredell County Industrial
Facilities and Pollution
Control Financing Authority,
Revenue (Onsrud Inc. Project)
(LOC; Wachovia Bank)	1.70	6/7/08	2,970,000 a	2,970,000
North Carolina Education
Assistance Authority, Student
Loan Revenue (Insured; AMBAC
and Liquidity Facility; Royal
Bank of Canada)	4.00	6/7/08	15,000,000 a	15,000,000
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wachovia Bank and
LOC; GNMA)	1.78	6/7/08	6,375,000 a,b	6,375,000

North Dakota--.9%
North Dakota Rural Water Finance
Corporation, Public Projects
Construction Notes	2.63	10/1/08	3,000,000	3,000,000

Ohio--1.1%
Clark County,
Solid Waste Facilities Revenue
(Eastwood Dairy LLC Project)
(LOC; National City Bank)	1.91	6/7/08	2,750,000 a	2,750,000
Columbus
GO Notes (Various Purpose)	5.00	6/15/08	1,000,000	1,001,065

Oklahoma--1.3%
Optima Municipal Authority,
Industrial Revenue (Seaboard
Project) (LOC; SunTrust Bank)	1.80	6/7/08	4,500,000 a	4,500,000

Pennsylvania--8.9%
Bucks County Industrial
Development Authority, Revenue
(Christian Life Center
Project) (LOC; Wachovia Bank)	1.70	6/7/08	1,600,000 a	1,600,000
Chester County Industrial
Development Authority, Revenue
(YMCA of the Brandywine Valley
Project) (LOC; Fulton Bank)	1.68	6/7/08	3,500,000 a	3,500,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	1.65	6/7/08	5,300,000 a	5,300,000
Lancaster Industrial Development
Authority, Revenue (Student
Lodging and Student Services
Project) (LOC; Fulton Bank)	1.72	6/7/08	3,810,000 a	3,810,000

Montgomery County Industrial
Development Authority, PCR, CP
(Exelon Project) (LOC;
Wachovia Bank)	2.62	6/10/08	3,000,000	3,000,000
North Lebanon Township Municipal
Authority, Sewer Revenue
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	1.66	6/7/08	3,320,000 a	3,320,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facility Revenue (PPL Energy
Supply) (LOC; Wachovia Bank)	1.80	4/9/09	2,000,000	2,000,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Bank)	1.77	6/7/08	5,000,000 a	5,000,000
Puttable Floating Option Tax
Exempt Receipts (Montgomery
County Redevelopment
Authority, MFHR (Hunt Club
Apartments)) (Liquidity
Facility; FHLMC and LOC; FHLMC)	1.79	6/7/08	2,000,000 a,b	2,000,000

South Dakota--1.6%
South Dakota Health and
Educational Facilities
Authority, Revenue (Rapid City
Regional Hospital) (Insured;
MBIA, Inc. and Liquidity
Facility; U.S. Bank NA)	4.25	6/1/08	2,500,000 a	2,500,000
South Dakota Housing Development
Authority, Homeownership
Mortgage Revenue	4.25	8/15/08	3,000,000	3,002,683

Tennessee--7.4%
Metropolitan Government of
Nashville and Davidson County,
GO Multi-Purpose Refunding
Bonds	5.00	10/15/08	1,070,000	1,078,189
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, MFHR (The
Fountain Apartments Project)
(LOC; Fifth Third Bank)	1.81	6/7/08	10,000,000 a	10,000,000
Sevier County Public Building
Authority, Public Projects
Construction Notes (Taud Loan
Program)	2.63	10/1/08	2,000,000	2,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	1.67	6/7/08	3,930,000 a,b	3,930,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	1.67	6/7/08	7,905,000 a,b	7,905,000

Texas--9.6%
El Paso County Hospital District,
GO Notes (Putters Program)
(Insured; AMBAC and Liquidity
Facility; JPMorgan Chase Bank)	1.87	6/7/08	3,440,000 a,b	3,440,000
El Paso Independent School

District, Unlimited Tax School
Building Bonds (Liquidity
Facility; DEPFA Bank PLC and
LOC; Permanent School Fund
Guarantee Program)	1.70	6/7/08	2,530,000 a	2,530,000
Greenville Industrial Development
Corporation, IDR (Woodgrain
Project) (LOC; General
Electric Capital Corp.)	1.72	6/7/08	3,225,000 a	3,225,000
North Texas Tollway Authority,
BAN	4.13	11/19/08	4,045,000	4,045,000
Port of Port Arthur Navigation
District, Environmental
Facilities Revenue, Refunding
(Motiva Enterprises Project)	2.05	6/7/08	5,945,000 a	5,945,000
Revenue Bond Certificate Series
Trust, Revenue (Siena Place)
(GIC; AIG Funding Inc.)	2.32	6/7/08	3,315,000 a,b	3,315,000
South Plains Housing Finance
Corporation, SFMR (Guaranteed
Mortgage-Backed Securities
Program) (LOC; Natixis)	2.25	10/15/08	9,410,000	9,410,000

Vermont--1.4%
Vermont Economic Development
Authority, Revenue, CP
(Economic Development Capital
Program) (LOC; Calyon NA)	2.10	6/10/08	4,000,000	4,000,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Capital Asset
Financing Program) (LOC; M&T
Bank)	1.75	6/7/08	820,000 a	820,000

Virginia--1.7%
Hanover County Industrial
Development Authority, IDR
(Iron and Metal Company
Project) (LOC; Branch Banking
and Trust Company)	1.75	6/7/08	2,990,000 a	2,990,000
Patrick County Industrial
Development Authority, IDR
(Narroflex Inc. Project) (LOC;
HSBC Bank USA)	2.05	6/7/08	1,545,000 a	1,545,000
Roanoke Industrial Development
Authority, IDR (Virginia
Transformer Corporation) (LOC;
SunTrust Bank)	1.85	6/7/08	1,125,000 a	1,125,000

Washington--.8%
Port Chehalis Industrial
Development Corporation,
Revenue (JLT Holding LLC
Project) (LOC; Key Bank)	1.81	6/7/08	2,735,000 a	2,735,000

Wisconsin--1.9%
Waupaca,
IDR (Gusmer Enterprises, Inc.
Project) (LOC; Wachovia Bank)	1.75	6/7/08	3,350,000 a	3,350,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Project) (LOC;
Bank One)	1.60	6/7/08	3,145,000 a	3,145,000

Wyoming--.9%
Campbell County,
IDR (Two Elk Partners Project)	3.65	11/28/08	3,000,000	3,000,000

Total Investments (cost $329,552,435)			98.4%	329,552,435
Cash and Receivables (Net)			1.6%	5,523,957
Net Assets			100.0%	335,076,392

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities amounted to $60,485,000 or 18.1% of net assets.

At May 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Basic New Jersey Municipal Money Market Fund
May 31, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.5%	Rate (%)		Date	Amount ($)	Value ($)

Absecon,
GO Notes, BAN		3.25	6/2/08	1,000,000	1,000,017
Allendale Borough,
GO Notes (General Improvement)		4.60	9/1/08	350,000	351,904
Atlantic City,
GO Notes (Insured; MBIA)		4.00	8/1/08	100,000	100,130
Berkeley Heights Township Board of
Education, GO Notes		4.60	8/1/08	175,000	175,532
Bound Brook Borough,
GO Notes (General Improvement)
(Insured; FSA)		3.75	2/15/09	325,000	327,704
Brick Township Municipal Utilities
Authority, Revenue, Refunding		4.50	12/1/08	650,000	657,374
Brigantine,
GO Notes		3.75	1/15/09	660,000	665,425
Burlington County,
General Improvement GO Notes,
Refunding (Insured; AMBAC)		5.00	10/1/08	225,000	226,619
Burlington County,
GO Notes (County College)		4.13	6/1/08	480,000	480,000
Burlington County Bridge
Commission, County-Guaranteed
Pooled Loan Revenue
(Governmental Loan Program)		5.00	10/15/08	160,000	161,225
Burlington County Bridge
Commission, County-Guaranteed
Pooled Loan Revenue
(Governmental Loan Program)		3.75	12/15/08	305,000	306,042
Camden County Improvement
Authority, County Guaranteed
Revenue (County Capital
Program) (Insured; FSA)		3.50	12/1/08	460,000	460,895
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(Cooper Health System
Obligated Group Issue) (LOC;
Commerce Bank N.A.)		1.72	6/7/08	5,050,000 a	5,050,000
Camden County Municipal Utilities
Authority, County Agreement
Sewer Revenue, Refunding		4.50	7/15/08	1,000,000	1,002,114
Camden County Municipal Utilities
Authority, County Agreement
Sewer Revenue, Refunding		5.50	7/15/08	1,475,000	1,479,335
Cape May County Municipal
Utilities Authority, Sewer
Revenue, Refunding (Insured;
MBIA)		5.25	1/1/09	235,000	237,700

Carlstadt Borough Board of
Education, GO Notes (Insured;
FSA)	4.00	5/1/09	250,000	253,820
Cherry Hill Township,
GO Notes, Refunding	5.00	7/15/08	500,000	501,369
Chester Township,
GO Notes (Insured; FSA)	3.00	2/1/09	435,000	437,862
Cumberland County Improvement
Authority, County Guaranteed
Solid Waste System Revenue
(Insured; MBIA)	4.25	1/1/09	100,000	100,772
Delaware River and Bay Authority,
Revenue (Insured; MBIA)	3.25	1/1/09	100,000	100,086
East Greenwich Township Board of
Education, GO Notes	3.63	4/15/09	125,000	126,256
Edgewater Borough Board of
Education, GO Notes	3.30	9/1/08	200,000	200,342
Edison Township Board of
Education, GO Notes	3.50	7/15/08	370,000	370,259
Elizabeth,
GO Notes (General Improvement)
(Insured; MBIA)	4.00	6/15/08	125,000	125,012
Elizabeth,
GO Notes, Refunding	4.00	8/15/08	125,000	125,291
Essex County Improvement
Authority, Airport Revenue,
Refunding	4.00	11/1/08	190,000	190,152
Essex County Improvement
Authority, GO, LR, Refunding
(County Jail and Youth House
Projects)	5.00	12/1/08	250,000	252,870
Fair Lawn,
GO Notes	4.70	8/1/08	100,000	100,328
Freehold Township,
GO Notes	3.00	10/1/08	100,000	99,917
Gloucester County Improvement
Authority, County Guaranteed
LR (Insured; MBIA)	3.50	9/1/08	100,000	100,135
Haddonfield,
GO Notes, BAN	4.00	7/24/08	1,000,000	1,000,278
Hamilton Township Board of
Education, GO Notes (Insured;
FSA)	4.75	8/15/08	650,000	652,877
Hudson County Improvement
Authority, Waterfront
Improvement Revenue (Weehawken
Project) (Insured; FSA)	3.50	7/1/08	100,000	100,009
Jersey City,
GO Notes, Refunding	6.00	10/1/08	100,000	101,085
Jersey City Municipal Utilities
Authority, Sewer Revenue,
Refunding (Insured; FSA)	4.50	12/1/08	120,000	120,820
Kingsway Regional High School
District Board of Education,
GO Notes	4.50	1/15/09	100,000	101,063

Livingston Township,
GO Notes (General Improvement)	4.00	8/1/08	200,000	200,490
Logan Township Board of Education,
GO Notes	5.10	7/15/08	100,000	100,286
Lopatcong Township Board of
Education, GO Notes (School
Bonds) (Insured; FSA)	5.63	7/15/08	155,000	155,527
Lower Township Municipal Utilities
Authority, Revenue	2.20	12/1/08	150,000	149,410
Magnolia Borough Board of
Education, GO Notes	5.65	8/1/08	175,000	175,862
Mahwah Township,
GO Notes (General Improvement)	4.50	12/1/08	100,000	100,983
Manville,
GO Notes, BAN	4.25	7/2/08	1,000,000	1,000,326
Medford Township,
GO Notes, Refunding	3.00	8/1/08	425,000	424,995
Mercer County Improvement
Authority, LR (Governmental
Leasing Program)	2.40	12/15/08	100,000	100,212
Mercer County Improvement
Authority, Revenue, Refunding
(County Courthouse Project)	5.00	11/1/08	125,000	126,231
Metuchen Borough Board of
Education, GO Notes (Project
School Bonds)	4.00	8/15/08	100,000	100,240
Middlesex County,
GO Notes (General Improvement)	4.88	8/1/08	100,000	100,305
Middletown Township Board of
Education, GO Notes, Refunding
(New Jersey School Bond
Reserve Act) (Insured; FSA)	4.00	8/1/08	100,000	100,202
Monmouth County,
GO Notes	5.00	1/15/09	150,000	152,479
Monmouth County Improvement
Authority, Governmental Loan
Revenue	3.00	12/1/08	100,000	100,200
Monmouth County Improvement
Authority, Revenue (Howell
Township Board of Education
Improvement Project)	3.20	7/15/08	100,000	100,052
Morris County Improvement
Authority, Pooled Program
Revenue	5.00	9/1/08	100,000	100,396
Morristown,
GO Notes (Various Capital
Improvements)	4.15	5/1/09	100,000	101,617
Mount Olive Township Board of
Education, GO Notes (Insured;
MBIA)	4.00	7/15/08	330,000	330,364
New Brunswick Housing Authority,
LR, Refunding	4.20	7/1/08	200,000	200,222
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.00	6/15/08	430,000	430,319

New Jersey,
COP (Equipment Lease Purchase
Agreement) (Insured; AMBAC)	4.50	6/15/08	100,000	100,024
New Jersey,
COP, Refunding (Equipment
Lease Purchase Agreement)	5.25	6/15/08	300,000	300,278
New Jersey,
COP, Refunding (Equipment
Lease Purchase Agreement)	5.25	6/15/09	400,000	412,060
New Jersey,
GO Notes (Various Purposes)	4.00	8/1/08	300,000	300,633
New Jersey,
GO Notes (Various Purposes)	4.50	2/1/09	125,000 b	126,721
New Jersey,
GO Notes, Refunding	3.13	7/15/08	300,000	300,258
New Jersey,
GO Notes, Refunding	5.00	7/15/08	200,000	200,574
New Jersey,
GO Notes, Refunding	5.00	7/15/08	365,000	366,138
New Jersey,
GO Notes, Refunding	5.00	7/15/08	1,120,000	1,123,717
New Jersey,
GO Notes, Refunding	5.50	8/1/08	350,000	351,574
New Jersey Building Authority,
State Building Revenue,
Refunding	5.25	12/15/08	290,000	293,816
New Jersey Economic Development
Authority, Economic Growth
Revenue (Greater Mercer County
Composite Issue) (LOC;
Wachovia Bank)	1.85	6/7/08	470,000 a	470,000
New Jersey Economic Development
Authority, EDR (AJV Holdings
LLC Project) (LOC; JPMorgan
Chase Bank)	3.05	6/7/08	525,000 a	525,000
New Jersey Economic Development
Authority, EDR (ARND LLC
Project) (LOC; Comerica Bank)	1.77	6/7/08	2,430,000 a	2,430,000
New Jersey Economic Development
Authority, EDR (Fisk Alloy
Wire Inc. and Affiliates
Project) (LOC; Wachovia Bank)	1.68	6/7/08	755,000 a	755,000
New Jersey Economic Development
Authority, EDR (Maroukian
Realty LLC Project) (LOC;
Commerce Bank N.A.)	1.72	6/7/08	1,405,000 a	1,405,000
New Jersey Economic Development
Authority, EDR (Parke Place
Associates Project) (LOC;
Commerce Bank N.A.)	2.53	6/7/08	5,450,000 a	5,450,000
New Jersey Economic Development
Authority, EDR (Services for
Children with Hidden
Intelligence, Inc. Project)
(LOC; Fulton Bank)	1.72	6/7/08	2,000,000 a	2,000,000

New Jersey Economic Development
Authority, EDR (United Window
and Door Manufacturing Inc.)
(LOC; Wachovia Bank)	1.68	6/7/08	50,000 a	50,000
New Jersey Economic Development
Authority, EDR, Refunding (RDR
Investment Company LLC) (LOC;
Wachovia Bank)	1.68	6/7/08	500,000 a	500,000
New Jersey Economic Development
Authority, IDR (CST Products,
LLC Project) (LOC; National
Bank of Canada)	1.73	6/7/08	2,800,000 a	2,800,000
New Jersey Economic Development
Authority, Market Transition
Facility Senior Lien Revenue,
Refunding	5.00	7/1/08	650,000	651,055
New Jersey Economic Development
Authority, Revenue (Richmond
Industries, Inc. and Richmond
Realty, L.L.C. Projects) (LOC;
Commerce Bank N.A.)	1.72	6/7/08	750,000 a	750,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	4.00	6/15/08	100,000	100,051
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	6/15/08	750,000	750,622
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.50	6/15/08	100,000	100,105
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/08	160,000	160,633
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/09	150,000	153,037
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
FSA)	5.25	3/1/09	175,000	178,871
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Liquidity Facility; Bank of
America)	1.82	6/7/08	2,995,000 a,c	2,995,000
New Jersey Economic Development
Authority, State LR (State
Office Buildings Projects)	5.25	6/15/08	100,000	100,094
New Jersey Educational Facilities
Authority, Higher Education
Facilities Trust Fund Revenue,
Refunding	5.00	9/1/08	100,000	100,603
New Jersey Educational Facilities
Authority, Revenue (Higher

Education Capital Improvement
Fund Issue)	4.50	9/1/08	100,000	100,369
New Jersey Educational Facilities
Authority, Revenue (Higher
Education Capital Improvement
Fund Issue)	5.00	9/1/08	935,000	940,322
New Jersey Educational Facilities
Authority, Revenue (Montclair
State University Issue)
(Insured; AMBAC)	4.00	7/1/08	100,000	100,048
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	4.75	7/1/08	170,000	170,294
New Jersey Educational Facilities
Authority, Revenue (The
William Patterson University
of New Jersey Issue)	4.75	7/1/08	125,000	125,206
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Revenue	4.00	9/1/08	650,000	650,313
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Revenue	4.90	9/1/08	100,000	100,583
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Revenue	5.00	9/1/08	125,000	125,933
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Revenue	5.00	9/1/08	100,000	100,551
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Revenue, Refunding	5.00	9/1/08	265,000	265,775
New Jersey Environmental
Infrastructure Trust,
Wastewater Treatment Revenue	5.00	9/1/08	650,000	653,983
New Jersey Environmental
Infrastructure Trust,
Wastewater Treatment Revenue,
Refunding (Financing Program)	5.00	3/1/09	150,000	152,867
New Jersey Health Care Facilities
Financing Authority,
Department of Human Services,
LR (Greystone Park Psychiatric
Hospital Project)	5.00	9/15/08	655,000	658,704
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)
(Insured; FSA)	5.00	7/1/08	100,000	100,141
New Jersey Health Care Facilities

Financing Authority, Revenue,
Refunding (Community Medical
Center/Kimball Medical
Center/Kensington Manor Care
Center Obligated Group Issue)
(Insured; FSA)	5.50	7/1/08	100,000	100,169
New Jersey Health Care Facilities
Financing Authority, Revenue,
Refunding (Kennedy Health
System Obligated Group Issue)	5.75	7/1/08	100,000	100,236
New Jersey Health Care Facilities
Financing Authority, Revenue,
Refunding (Robert Wood Johnson
University Hospital Issue)	5.00	7/1/08	1,500,000	1,502,322
New Jersey Housing and Mortgage
Finance Agency, Home Buyer
Revenue	5.30	10/1/08	1,140,000	1,151,460
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured;
FSA)	3.88	11/1/08	430,000	431,302
New Jersey Sports and Exposition
Authority, State Contract
Bonds (Insured; MBIA and
Liquidity Facility; Credit
Suisse Group)	2.65	6/7/08	8,905,000 a	8,905,000
New Jersey Transit Corporation,
COP (Federal Transit
Administration Grants)	4.20	9/15/08	100,000	100,396
New Jersey Transportation Trust
Fund Authority (Grant
Anticipation Bonds)	5.00	6/15/08	1,900,000	1,901,397
New Jersey Transportation Trust
Fund Authority (Transportation
System)	3.25	6/15/08	250,000	250,058
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/08	200,000 b	200,168
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/08	1,430,000 b	1,431,370
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/08	100,000	100,080
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/08	190,000	190,141
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/08	325,000	325,240
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/08	125,000	125,104
New Jersey Transportation Trust
Fund Authority (Transportation

System)	5.25	6/15/08	845,000	845,655
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/08	100,000	100,107
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/08	315,000	315,272
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.25	12/15/08	900,000	912,104
New Jersey Turnpike Authority,
Turnpike Revenue	6.75	1/1/09	110,000	112,680
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	5.50	1/1/09	255,000	258,481
New Jersey Wastewater Treatment
Trust, Wastewater Treatment
Revenue, Refunding	7.00	7/1/08	150,000	150,530
Northern Highlands Regional High
School District Board of
Education, GO Notes	3.50	6/15/09	110,000	110,835
Nutley Township Board of
Education, GO Notes	3.70	8/15/08	120,000	120,223
Ocean County,
General Improvement GO Notes	4.13	8/1/08	920,000	920,482
Paramus Borough Board of
Education, GO Notes	3.88	6/15/08	500,000	500,274
Passaic County,
GO Notes	3.50	9/15/08	185,000	185,393
Passaic County,
GO Notes (Insured; FSA)	5.00	9/15/08	150,000	151,290
Paterson,
GO Notes (Insured; FSA)	3.50	2/1/09	200,000	201,643
Paterson Public School District,
COP, Refunding (Lease Purchase
Agreement) (Insured; MBIA)	4.00	11/1/08	140,000	140,340
Perth Amboy,
GO Notes, Refunding (General
Improvement) (Insured; FSA)	5.20	9/1/08	100,000	100,602
Port Authority of New York and New
Jersey (Consolidated Bonds,
133rd Series) (Insured; FSA)	2.20	7/15/08	100,000	99,990
Port Authority of New York and New
Jersey (Consolidated Bonds,
138th Series)	4.00	12/1/08	150,000	150,434
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series)	3.50	10/1/08	170,000	170,270
Port Authority of New York and New
Jersey (Consolidated Bonds,
147th Series) (Insured; FGIC
and Liquidity Facility;
Bayerische Landesbank)	1.71	6/7/08	4,500,000 a,c	4,500,000
Port Authority of New York and New
Jersey (Consolidated Bonds,

151th Series) (Liquidity
Facility; Citigroup)	1.68	6/7/08	6,000,000 a,c	6,000,000
Port Authority of New York and New
Jersey, Equipment Notes	1.76	6/7/08	1,745,000 a	1,745,000
Port Authority of New York and New
Jersey, Equipment Notes	1.76	6/7/08	1,615,000 a	1,615,000
Port Authority of New York and New
Jersey, Special Project
Revenue (JFK International Air
Terminal LLC Project)
(Insured; MBIA)	6.25	12/1/08	2,000,000	2,023,312
Princeton Township,
GO Notes (General Improvement)	4.60	7/1/08	100,000	100,000
Quinton Township,
GO Notes, BAN	2.75	3/1/09	1,000,000	1,004,409
Ramapo Indian Hills Regional High
School District Board of
Education, GO Notes	4.75	6/1/08	100,000	100,000
Randolph Township Board of
Education, GO Notes	4.55	2/1/09	165,000	167,262
Rochelle Park Township,
GO Notes (General Improvement)	5.65	7/15/08	250,000	250,931
Rumson-Fair Haven Regional High
School District, GO Notes
(Insured; FSA)	3.00	2/1/09	100,000	100,524
Scotch Plains-Fanwood Regional
School District, GO Notes
(Insured; FSA)	4.00	7/15/08	290,000	290,491
Scotch Plains-Fanwood Regional
School District Board of
Education, GO Notes	4.70	7/15/08	204,000	204,555
Sea Isle City,
GO Notes, BAN	3.75	12/10/08	1,400,000	1,402,482
South Hackensack Township Board of
Education, GO Notes (Insured;
FSA)	4.00	2/15/09	115,000	116,114
Southampton,
GO Notes	4.30	7/1/08	100,000	100,136
Sussex County,
GO Notes	3.25	7/15/08	100,000	100,150
Sussex County,
GO Notes (County College)	4.13	9/1/08	300,000	300,905
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	2.39	6/7/08	6,000,000 a,c	6,000,000
Union City,
GO Notes (Insured; FSA)	6.38	11/1/08	750,000	762,236
Union City,
GO Notes, Refunding (Insured;
MBIA)	5.50	9/1/08	300,000	301,997
Union County Utilities Authority,

Solid Waste Facility Senior LR
(Ogden Martin Systems of
Union, Inc. Lessee) (Insured;
AMBAC)	5.50	6/1/08	100,000	100,000
University of Medicine and
Dentistry of New Jersey,
Revenue (Insured; AMBAC and
Liquidity Facility; Bank of
America)	4.00	6/7/08	4,900,000 a	4,900,000
Voorhees Township,
GO Notes, BAN	4.00	7/18/08	1,000,000	1,000,247
Washington Township,
GO Notes, BAN	4.00	6/11/08	1,000,000	1,000,066
Westfield,
GO Notes (General Improvement)	3.00	8/15/08	100,000	100,119
Woodbridge Township,
GO Notes, Refunding	3.50	7/1/08	100,000	100,070
Woodbridge Township,
GO Notes, Refunding	5.00	8/15/08	200,000	200,865
Woodbridge Township Board of
Education, GO Notes	4.00	7/15/08	255,000	255,419

Total Investments (cost $109,942,504)			99.5%	109,942,628
Cash and Receivables (Net)			.5%	581,984
Net Assets			100.0%	110,524,612

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities amounted to $19,495,000 or 17.6% of net assets.

At May 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue

FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier AMT-Free Municipal Bond Fund
May 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--93.4%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--.7%
Jefferson County Public Building
Authority, LR Warrants
(Insured; AMBAC)	5.13	4/1/17	2,380,000	2,363,983
Alaska--1.6%
Alaska Housing Finance
Corporation, Mortgage Revenue	5.10	6/1/12	925,000	925,573
Alaska Industrial Development and
Export Authority, Revenue
(Providence Health and
Services)	5.00	10/1/31	4,790,000	4,789,665
Arizona--.8%
Salt River Project Agricultural
Improvement and Power
District, COP (Desert Basin
Independent Trust) (Insured;
MBIA)	5.00	12/1/18	2,700,000	2,815,101
Arkansas--.3%
Arkansas Development Finance
Authority, Construction
Revenue (Public Health
Laboratory Project) (Insured;
AMBAC)	5.00	12/1/17	1,025,000	1,075,389
California--12.9%
Beaumont Financing Authority,
Local Agency Revenue (Insured;
AMBAC)	4.75	9/1/33	7,065,000	6,992,725
California,
GO	5.25	10/1/16	295,000	297,451
California,
GO (Insured; MBIA)	5.25	9/1/10	105,000 a	111,795
California,
GO (Various Purpose) (Insured;
AMBAC)	4.25	12/1/35	5,140,000	4,672,157
California,
GO (Veterans) (Insured; FSA)	5.45	12/1/24	2,635,000	2,639,242
California Department of Water
Resources, Power Supply
Revenue (Insured; XLCA)	5.38	5/1/12	7,000,000 a	7,713,020
California Public Works Board,
LR (Department of Corrections)
(Ten Administrative
Segregation Housing Units)
(Insured; AMBAC)	5.25	3/1/21	1,000,000	1,040,270
California Public Works Board,

LR (University of California)
(Insured; AMBAC)	5.40	12/1/16	1,000,000	1,022,090
Glendale Community College
District, GO (Insured; FGIC)	0.00	8/1/20	850,000 b	474,971
Glendale Community College
District, GO (Insured; FGIC)	0.00	8/1/21	1,520,000 b	799,353
Glendora Unified School District,
GO (Insured; FGIC)	0.00	8/1/26	2,575,000 b	986,637
Glendora Unified School District,
GO (Insured; FGIC)	0.00	8/1/27	2,000,000 b	721,520
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	6,640,000	5,538,557
Los Angeles Housing Authority,
MFHR (Collateralized; FNMA)	5.00	8/15/37	3,000,000	2,905,770
Nevada Joint Union High School
District, GO (Insured; FSA)	5.00	8/1/22	1,160,000	1,211,330
Placer Union High School District,
GO (Insured; FSA)	0.00	8/1/27	4,110,000 b	1,568,171
Placer Union High School District,
GO (Insured; FSA)	0.00	8/1/28	4,000,000 b	1,440,000
San Juan Unified School District,
GO (Insured; MBIA)	5.25	8/1/20	1,425,000	1,508,106
Tustin Unified School District,
Special Tax Bonds (Senior Lien
Community Facilities District
Number 97-1) (Insured; FSA)	0.00	9/1/21	1,615,000 b	863,557
Walnut Valley Unified School
District, GO (Insured; FGIC)	6.50	8/1/19	1,765,000	1,774,813
West Sacramento Redevelopment
Agency, Tax Allocation Revenue
(West Sacramento Redevelopment
Project) (Insured; MBIA)	4.75	9/1/16	1,000,000	1,021,070
Colorado--3.9%
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000	510,990
Black Hawk,
Device Tax Revenue	5.00	12/1/18	600,000	584,934
Colorado Health Facilities
Authority, Revenue (Porter
Place, Inc. Project)
(Collateralized; GMNA)	5.88	1/20/20	1,940,000	2,003,031
Colorado Water Resources and Power
Development Authority,
Drinking Water Revenue	5.25	9/1/15	1,000,000	1,016,350
E-470 Public Highway Authority,
Senior Revenue (Insured; MBIA)	5.50	9/1/24	2,000,000	2,078,540
Northwest Parkway Public Highway
Authority, Senior Revenue
(Insured; FSA)	0.00	6/15/11	9,050,000 a,b	3,306,780
Prairie Center Metropolitan

District Number 3, Limited
Property Tax Supported Primary
Improvements Revenue	5.40	12/15/31	4,750,000	4,106,423
Delaware--3.6%
Delaware Economic Development
Authority, PCR (Delmarva Power
and Light Company Project)
(Insured; AMBAC)	4.90	5/1/11	5,000,000	5,050,150
Delaware Economic Development
Authority, PCR (Delmarva Power
and Light Company Project)
(Insured; AMBAC)	5.20	2/1/19	6,000,000	6,176,220
Delaware Housing Authority,
Revenue	5.15	7/1/17	595,000	606,442
Delaware Housing Authority,
Revenue	5.40	7/1/24	850,000	872,040
Florida--9.0%
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (Insured; Assured
Guaranty)	5.00	4/1/36	5,000,000	5,087,200
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program-Florida Universities)
(Insured; MBIA)	5.50	10/1/17	2,000,000	2,093,080
Florida Department of Children and
Family Services, COP (South
Florida Evaluation Treatment
Center Project)	5.00	10/1/21	1,000,000	1,035,310
Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000	1,063,590
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	3,500,000	3,528,805
Florida State University Financial
Assistance Inc., Educational
and Athletic Facilities
Improvement Revenue (Insured;
AMBAC)	5.00	10/1/18	1,705,000	1,786,533
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured;
CIFG)	5.00	10/1/22	1,820,000	1,833,213
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)	5.75	4/1/28	1,500,000	1,555,350
Miami-Dade County School Board,

COP (Miami-Dade County School
Board Foundation, Inc.)
(Insured; AMBAC)	5.00	11/1/26	1,000,000	1,008,850
Orlando,
Capital Improvement Special
Revenue	4.75	10/1/22	2,875,000	2,908,235
Pace Property Finance Authority
Inc., Utility System
Improvement Revenue (Insured;
AMBAC)	5.13	9/1/12	1,055,000	1,077,872
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA)	5.00	8/1/21	2,000,000	2,061,120
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA)	5.00	8/1/26	1,955,000	1,973,924
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
MBIA)	5.00	8/1/31	1,000,000	997,210
University of Central Florida,
COP (UCF Convocation Corp.
Master Lease Program)
(Insured; FGIC)	5.00	10/1/18	1,765,000	1,797,758
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/19	1,525,000	1,623,866
Georgia--1.5%
Atlanta,
Tax Allocation Revenue
(Atlantic Station Project)
(Insured; Assured Guaranty)	5.00	12/1/23	1,000,000	1,025,090
Atlanta,
Water and Wastewater Revenue
(Insured; FGIC)	5.50	11/1/18	1,200,000	1,301,808
Bulloch County Development
Authority, Student Housing LR
(Georgia Southern University
Project) (Insured; AMBAC)	5.00	8/1/18	970,000	1,007,044
Dahlonega,
Water and Wastewater Revenue
(Insured; Assured Guaranty)	5.25	9/1/30	1,650,000	1,746,459
Idaho--1.7%
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)	5.38	4/1/12	5,000 a	5,432
Boise State University,

Student Union and Housing
System Revenue (Insured; FGIC)	5.38	4/1/12	2,955,000 a	3,196,808
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)	5.38	4/1/22	40,000	41,704
Caldwell,
Parity Lien Sewer Revenue
(Insured; FSA)	5.75	9/1/18	2,625,000	2,817,885
Illinois--4.8%
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	2,500,000	2,651,275
Huntley,
Special Service Area Number
Nine Special Tax Bonds
(Insured; Assured Guaranty)	5.10	3/1/28	3,500,000	3,611,930
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	6.00	2/1/28	750,000	804,510
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	6.25	2/1/33	500,000	541,830
Illinois Finance Authority,
Revenue (Rush University
Medical Center Obligated
Group) (Insured; MBIA)	5.75	11/1/28	1,000,000	1,040,500
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	2,000,000	1,913,180
Illinois Health Facilities
Authority, Revenue
(Delnor-Community Hospital)
(Insured; FSA)	5.25	5/15/27	6,000,000	6,182,880
Kentucky--.4%
Barbourville,
Educational Facilities First
Mortgage Revenue (Union
College Energy Conservation
Project)	5.25	9/1/26	1,500,000	1,502,865
Louisiana--2.8%
Louisiana Office Facilities
Corporation, LR (Louisiana
State Capital Complex Program)
(Insured; AMBAC)	5.50	5/1/15	705,000	752,468
Louisiana Office Facilities
Corporation, LR (Louisiana
State Capital Complex Program)
(Insured; MBIA)	5.25	3/1/17	4,500,000	4,620,555
Orleans Parish School Board,
Public School Revenue

(Insured; FGIC)	5.20	2/1/14	4,355,000	4,358,876
Maine--1.2%
Maine Housing Authority
(Mortgage Purchase)	5.35	11/15/21	4,290,000	4,356,409
Maryland--2.6%
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.60	7/1/24	1,500,000	1,415,655
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,150,000	1,154,634
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue (Single Family Program)	4.75	4/1/13	2,890,000	2,969,446
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/14	1,295,000	1,397,849
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue)	5.75	7/1/12	2,000,000 a	2,198,260
Michigan--4.2%
Greater Detroit Resource Recovery
Authority, RRR (Insured; AMBAC)	6.25	12/13/08	1,000,000	1,021,400
Jonesville Community Schools,
GO Unlimited Tax (School Bond
Loan Fund Guaranteed)
(Insured; MBIA)	5.00	5/1/16	685,000	744,568
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	1,000,000	1,160,520
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	5.50	7/1/20	1,255,000	1,264,450
Lincoln Consolidated School
District, GO Unlimited Tax
(School Bond Loan Fund
Guaranteed) (Insured; FSA)	5.00	5/1/16	1,155,000	1,255,439
Michigan Hospital Finance
Authority, HR (MidMichigan
Obligated Group)	5.00	4/15/36	3,750,000	3,573,787
Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse of
Detroit Project)	6.50	10/1/30	3,040,000	2,910,466
Michigan Tobacco Settlement

Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/34	3,000,000	2,736,210
Mississippi--.6%
Horn Lake,
Special Assessment (DeSoto
Commons Project) (Insured;
AMBAC)	5.00	4/15/16	625,000	667,869
Mississippi Development Bank,
Special Obligation Revenue
(Waveland, GO Public
Improvement Bond Project)
(Insured; AMBAC)	5.00	11/1/20	1,315,000	1,363,721
Missouri--1.3%
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	4.85	12/1/11	275,000	288,082
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.25	12/1/16	830,000	862,055
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.38	12/1/18	755,000	771,384
Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC)	5.00	2/15/25	1,265,000	1,314,082
Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC)	5.00	2/15/26	1,325,000	1,372,024
Montana--.7%
Montana Facility Finance
Authority, Prerelease Center
Revenue (Alternatives Inc.,
Project) (Insured; XLCA)	5.25	10/1/20	780,000	820,903
Montana Facility Finance
Authority, Prerelease Center
Revenue (Alternatives Inc.,
Project) (Insured; XLCA)	5.25	10/1/23	1,615,000	1,677,840
Nebraska--.7%
Municipal Energy Agency of
Nebraska, Power Supply System
Revenue (Insured; AMBAC)	5.25	4/1/16	2,305,000	2,442,816
New Hampshire--.6%
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.05	7/1/12	760,000	779,904
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.15	7/1/13	1,175,000	1,203,635

New Jersey--1.7%
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	65,000	75,452
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	185,000	211,396
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	750,000	870,600
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	6,000,000	4,657,020
New York--.5%
New York State Dormitory
Authority, FHA Insured
Mortgage HR (The New York and
Presbyterian Hospital)
(Insured; AMBAC)	4.75	8/1/27	825,000	825,215
Seneca Nation Indians Capital
Improvements Authority,
Special Obligation Revenue	5.00	12/1/23	1,000,000 c	890,250
North Carolina--.4%
Onslow County Hospital Authority,
FHA Insured Mortgage Revenue
(Onslow Memorial Hospital
Project) (Insured; MBIA)	5.00	10/1/25	1,250,000	1,281,613
Ohio--4.4%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/47	3,000,000	2,575,320
Elyria City School District,
GO Classroom Facilities and
School Improvement Bonds
(Insured; XLCA)	5.00	12/1/35	7,000,000	7,015,050
Lorain,
Hospital Improvement Revenue
(Lakeland Community Hospital,
Inc.)	6.50	11/15/12	570,000	601,378
Ohio Water Development Authority,
Water Development Revenue
(Fresh Water Improvement)	4.75	12/1/27	2,000,000	2,025,440
Summit County Port Authority,
Bond Fund Program Development
Revenue (Portage County -
Plaza/Schroer Project)	6.50	5/15/39	470,000	471,208
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund)
(Toledo School for the Arts
Project)	5.50	5/15/28	2,750,000	2,629,660
Oklahoma--.6%
Oklahoma Development Finance
Authority, Health Facilities

Revenue (Oklahoma Hospital
Association) (Insured; AMBAC)	5.13	12/1/10	785,000 a	842,682
Tulsa Industrial Authority,
Student Housing Revenue (The
University of Tulsa)	5.25	10/1/26	1,135,000	1,172,035
Oregon--2.0%
Deschutes County Hospital Facility
Authority, HR (Cascade
Healthcare Community, Inc.)
(Insured; AMBAC)	5.38	1/1/35	2,000,000	2,018,540
Oregon Bond Bank,
Revenue (Economic Community
Development Department)
(Insured; MBIA)	5.50	1/1/14	590,000	603,063
Oregon Housing and Community
Services Department, Mortgage
Revenue (Single-Family
Mortgage Program)	4.75	7/1/22	1,250,000	1,258,575
Oregon Housing and Community
Services Department, Mortgage
Revenue (Single-Family
Mortgage Program)	4.80	7/1/23	875,000	882,998
Springfield School District Number
19, GO (Insured; FSA)	0.00	6/15/24	4,605,000 b	2,100,387
Pennsylvania--8.6%
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	2,000,000	1,941,760
Coatesville Area School District,
GO (Insured; FSA)	5.25	8/15/17	4,000,000	4,360,560
Dauphin County General Authority,
Office and Parking Revenue
(Riverfront Office Center
Project)	6.00	1/1/25	2,000,000	1,748,120
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	2,080,000	2,125,781
Montour School District,
GO (Insured; FSA)	5.00	4/1/32	3,300,000	3,399,594
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
of Pennsylvania)	5.88	7/1/38	1,500,000	1,502,175
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; FSA)	5.00	12/1/25	5,000,000	5,135,250
Philadelphia,
GO (Insured; FSA)	5.25	12/15/23	3,500,000	3,754,835

Philadelphia Hospitals and Higher
Education Facilities
Authority, Health System
Revenue (Jefferson Health
System)	5.00	5/15/11	1,410,000	1,426,116
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/11	730,000 a	816,228
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/14	270,000	291,608
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured;
XLCA)	5.25	3/15/21	1,210,000	1,239,742
Washington County Industrial
Development Authority, PCR
(West Penn Power Company
Mitchell Station Project)
(Insured; AMBAC)	6.05	4/1/14	2,500,000	2,507,375
South Carolina--.7%
Columbia,
Parking Facilities Revenue
(Insured; CIFG)	5.00	2/1/37	1,230,000	1,186,360
Pickens County School District,
GO (School District Enhance
Program)	5.00	5/1/09	1,135,000 a	1,165,168
Tennessee--.3%
Sullivan County Industrial Board,
Revenue (Collateralized; GNMA)	6.35	7/20/27	1,000,000	1,003,930
Texas--15.7%
Austin,
Utility System Revenue
(Insured; FSA)	5.13	11/15/16	955,000	956,270
Austin Convention Enterprises,
Inc., Convention Center Hotel
First Tier Revenue	6.60	1/1/11	2,500,000 a	2,734,350
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/15	1,580,000	1,553,409
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/24	2,750,000	2,530,660
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/34	1,000,000	886,740
Barbers Hill Independent School
District, Unlimited Tax
Schoolhouse Bonds (Insured;
AMBAC)	5.00	2/15/23	540,000	554,191
Coastal Water Authority,

Water Conveyance System
Revenue (Insured; AMBAC)	6.25	12/15/17	2,170,000	2,176,662
Corpus Christi,
Combination Tax and Municipal
Hotel Occupancy Tax Revenue,
Certificates of Obligation
(Insured; FSA)	5.50	9/1/18	1,955,000	2,097,363
Corpus Christi,
Utility System Revenue
(Insured; FSA)	5.00	7/15/21	1,000,000	1,044,010
Del Mar College District,
Limited Tax Bonds (Insured;
FGIC)	5.25	8/15/17	1,295,000	1,391,827
Denton,
GO (Insured; CIFG)	5.00	2/15/22	450,000	470,151
Denton Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/23	135,000 b	60,352
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/20	415,000	434,754
Fort Worth,
General Purpose Bonds	5.00	3/1/20	700,000	733,131
Frenship Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	2/15/21	470,000 b	251,102
Galveston County,
Combination Tax and Revenue
Certificates of Obligation
(Insured; AMBAC)	5.25	2/1/18	1,000,000	1,056,410
Houston,
Tax and Revenue Certificates
of Obligation	5.63	3/1/11	550,000 a	592,971
Houston,
Tax and Revenue Certificates
of Obligation	5.63	3/1/11	300,000 a	323,688
Houston,
Water and Sewer System Revenue
(Insured; FSA)	5.00	12/1/18	1,145,000	1,198,277
Lake Worth Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	2/15/23	1,435,000 b	673,460
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	1,000,000	1,017,300
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	740,000	758,900

Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/29	1,000,000	1,004,870
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/30	4,000,000 b	1,208,880
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/31	9,110,000 b	2,595,530
Little Elm Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/22	1,285,000 b	604,862
Lubbock Health Facilities
Development Corporation,
Revenue (Sears Plains
Retirement Corporation
Project) (Collateralized; GNMA)	5.50	1/20/21	995,000	1,035,576
Lubbock Housing Finance
Corporation, MFHR (Las
Colinas, Quail Creek and
Parkridge Place Apartments
Projects)	6.00	7/1/22	1,175,000	1,035,762
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000	1,343,563
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/20	185,000 b	103,041
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.50	8/15/20	1,100,000	1,177,550
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/27	1,000,000 b	373,040
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/28	4,675,000 b	1,589,593
Midlothian Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	2/15/21	2,000,000 b	1,055,900
Midlothian Independent School
District, Unlimited Tax School

Building Bonds (Permanent
School Fund Guarantee Program)	0.00	2/15/22	1,750,000 b	878,621
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	2,065,000	2,147,868
North Harris Montgomery Community
College District, Limited Tax
GO Building Bonds (Insured;
FGIC)	5.38	2/15/17	145,000	154,038
North Texas Tollway Authority,
System Revenue	5.63	1/1/33	5,000,000	5,132,000
North Texas Tollway Authority,
System Revenue	5.75	1/1/40	3,000,000	3,091,200
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000	1,062,376
Prosper,
Combination Tax and Revenue
Certificates of Obligation
(Insured; FGIC)	4.50	8/15/25	680,000	649,339
San Antonio	5.00	2/1/16	120,000	120,228
San Antonio,
Electric and Gas Revenue	5.50	2/1/20	255,000	292,814
Schertz-Cibolo Universal City
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	2/1/32	5,545,000 b	1,524,376
Sharyland Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/17	1,130,000	1,206,772
Texas National Research Laboratory
Commission Financing
Corporation, LR
(Superconducting Super
Collider Project)	6.95	12/1/12	535,000	590,453
Wylie Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	8/15/24	3,500,000 b	1,550,535
Utah--.4%
Intermountain Power Agency,
Subordinated Power Supply
Revenue	5.25	7/1/22	1,500,000	1,551,960
Virginia--1.2%
Fairfax County Redevelopment and
Housing Authority, LR (James
Lee Community Center)	5.25	6/1/19	1,120,000	1,175,899
Hampton Redevelopment and Housing
Authority, Senior Living

Association Revenue
(Collateralized; GNMA)	5.88	7/20/16	1,825,000	1,845,841
Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; MBIA)	5.00	5/15/19	1,200,000	1,261,224
Washington--.7%
Washington Economic Development
Finance Authority, EDR
(Benaroya Research Institute
at Virginia Mason Project)	4.00	6/1/24	2,645,000	2,408,854
Wisconsin--.3%
Milwaukee Housing Authority,
MFHR (Veterans Housing
Projects) (Collateralized;
FNMA)	5.10	7/1/22	1,000,000	1,046,040
Total Long-Term Municipal Investments
(cost $326,946,266)				326,789,706
Short-Term Municipal	Coupon	Maturity	Principal
Investments--4.2%	Rate (%)	Date	Amount ($)	Value ($)

New York--3.6%
New York State Dormitory
Authority, Insured Revenue
(Long Island University)
(Insured; CIFG and Liquidity
Facility; Dexia Credit Locale)	8.00	6/1/08	12,855,000 d	12,855,000
Pennsylvania--.6%
Harrisburg Authority,
School Revenue (The School
District of the City of
Harrisburg Project) (Insured;
AMBAC and Liquidity Facility;
Westdeutshe Landesbank)	1.90	6/7/08	2,000,000 d	2,000,000
Total Short-Term Municipal Investments
(cost $14,855,000)				14,855,000
Total Investments (cost $341,801,266)			97.6%	341,644,706
Cash and Receivables (Net)			2.4%	8,283,949
Net Assets			100.0%	349,928,655

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, this security amounted to $890,250 or .3% of net assets.
d	Securities payable on demand. Variable interest rate--subject to periodic change.

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $341,801,266. Net unrealized depreciation on investments was $156,560 of which $5,903,213 related to appreciated investment securities and $6,059,773 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier High Yield Municipal Bond Fund
May 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--88.5%	Rate (%)	Date	Amount ($)	Value ($)

Alaska--.8%
Alaska Industrial Development and
Export Authority, Community
Provider Revenue (Boys and
Girls Home and Family
Services, Inc. Project)	5.88	12/1/27	2,000,000	1,817,800
Arizona--4.4%
Pima County Industrial Development
Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000	2,401,630
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,000,000	2,796,750
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare)	5.25	9/1/30	5,500,000 a	5,386,425
California--2.4%
California Statewide Communities
Development Authority, Revenue
(Bentley School)	6.75	7/1/32	1,000,000	1,025,580
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/35	3,300,000	3,126,585
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	1,000,000	834,120
Silicon Valley Tobacco
Securitization Authority,
Tobacco Settlement
Asset-Backed Bonds (Santa
Clara County Tobacco
Securitization Corporation)	0.00	6/1/36	5,710,000 b	726,483
Colorado--3.9%
Arista Metropolitan District,
Special Revenue	6.75	12/1/35	1,000,000	909,440
Arista Metropolitan District,
Subordinate Special Revenue	9.25	12/1/37	1,000,000	1,067,650
Colorado Educational and Cultural
Facilities Authority,
Independent School Improvement
Revenue (Vail Christian High

School Project)	5.50	6/1/37	2,000,000	1,769,960
Colorado Health Facilities
Authority, Revenue (American
Baptist Homes of the Midwest
Obligated Group)	5.90	8/1/37	3,500,000	3,130,995
Colorado Health Facilities
Authority, Revenue (Christian
Living Communities Project)	5.75	1/1/37	2,000,000	1,794,300
El Paso County,
SFMR (Collateralized: FNMA and
GNMA)	6.20	11/1/32	710,000	729,248
Connecticut--1.3%
Mashantucket Western Pequot Tribe,
Special Revenue	6.50	9/1/31	3,000,000	3,001,050
District of Columbia--2.6%
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA and
GNMA)	6.65	6/1/30	3,145,000	3,292,752
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA and
GNMA)	7.50	12/1/30	1,255,000	1,331,342
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.50	5/15/33	620,000	603,793
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	0.00	6/15/46	11,560,000 b	679,497
Metropolitan Washington Airports
Authority, Special Facility
Revenue (Caterair
International Corporation)	10.13	9/1/11	220,000	220,154
Florida--3.5%
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.25	9/1/27	3,000,000	3,047,010
Jacksonville Economic Development
Commission, IDR (Gerdau
Ameristeel US Inc. Project)	5.30	5/1/37	1,700,000	1,398,420
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	4,000,000	3,968,080
Georgia--1.8%
Georgia Housing and Finance
Authority, SFMR	5.60	12/1/32	1,685,000	1,783,202
Rockdale County Development

Authority, Project Revenue
(Visy Paper Project)	6.13	1/1/34	2,500,000	2,480,675
Idaho--2.1%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	5,000,000	5,031,350
Illinois--7.3%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.00	10/1/33	455,000	476,808
Harvey,
GO	5.63	12/1/32	4,000,000	3,755,120
Illinois Educational Facilities
Authority, Student Housing
Revenue (University Center
Project)	6.25	5/1/12	1,000,000 c	1,126,540
Illinois Finance Authority,
MFHR (Dekalb Supportive Living
Facility Project)	6.10	12/1/41	2,750,000	2,439,690
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	3,000,000	2,869,770
Quad Cities Regional Economic
Development Authority, MFHR
(Heritage Woods of Moline SLF
Project)	6.00	12/1/41	1,000,000	874,270
Will Kankakee Regional Development
Authority, MFHR (Senior
Estates Supportive Living
Project)	7.00	12/1/42	2,000,000	1,968,040
Yorkville United City,
Sales Tax Revenue (Kendall
Marketplace Project)	6.00	1/1/26	3,755,000	3,415,285
Yorkville United City,
Sales Tax Revenue (Kendall
Marketplace Project)	6.00	1/1/27	420,000	380,919
Iowa--.4%
Coralville,
Annual Appropriation Urban
Renewal Tax Increment Revenue	6.00	6/1/36	1,000,000	955,080
Kansas--1.7%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	970,000	1,004,222
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.25	12/1/35	2,830,000	2,968,868
Kentucky--1.1%
Kentucky Area Development
Districts Financing Trust, COP

(Lease Acquisition Program)	5.50	5/1/27	1,070,000	1,104,026
Three Forks Public Properties
Corporation, First Mortgage
Revenue (Regional Detention
Facility Project)	5.50	12/1/20	1,615,000	1,597,041
Louisiana--8.1%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	4,867,000	4,384,778
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	4,000,000	4,020,720
Louisiana Public Facilities
Authority, Revenue (SUSLA
Facilities Inc. Project)	5.75	7/1/39	4,000,000	3,673,920
Parish of Saint John the Baptist,
Revenue (Marathon Oil
Corporation Project)	5.13	6/1/37	5,000,000	4,726,300
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	2,405,000	2,406,491
Maryland--1.1%
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	6.00	1/1/28	2,500,000	2,573,250
Massachusetts--.7%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Fisher
College Issue)	5.13	4/1/30	1,780,000	1,580,782
Michigan--3.5%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000	1,878,406
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	1,000,000	1,004,510
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	4,385,000	4,171,670
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/48	1,500,000	1,337,550
Minnesota--2.9%
Cottage Grove,
Subordinate Senior Housing
Revenue (PHS/Cottage Grove,
Inc. Project)	6.00	12/1/46	1,500,000	1,397,430
North Oaks,

Senior Housing Revenue
(Presbyterian Homes of North
Oaks, Inc. Project)	6.50	10/1/47	3,000,000	3,038,370
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/30	1,500,000	1,505,760
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	1,000,000	1,002,650
Mississippi--1.7%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.90	5/1/22	1,500,000	1,492,185
Mississippi Home Corporation,
SFMR (Collateralized: FNMA and
GNMA)	6.25	12/1/32	2,405,000	2,506,178
Missouri--.3%
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	7.50	3/1/31	580,000	610,740
New Hampshire--.7%
New Hampshire Health and Education
Facilities Authority, Revenue
(The Memorial Hospital Issue)	5.25	6/1/36	1,900,000	1,703,141
New Jersey--1.6%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/29	3,070,000	3,022,077
New Jersey Economic Development
Authority, EDR (United
Methodist Homes of New Jersey
Obligated Group Issue)	5.50	7/1/19	425,000	403,827
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	4,000,000 b	313,120
New Mexico--.4%
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	900,000	939,312
New York--4.2%
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	1,500,000	1,518,030
New York Liberty Development
Corporation, Revenue (National

Sports Museum Project)	6.13	2/15/19	2,500,000	2,514,800
New York State Dormitory
Authority, Revenue (NYU
Hospitals Center)	5.63	7/1/37	2,000,000	1,929,760
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	4,000,000	4,035,240
Ohio--3.0%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	7,500,000	7,029,150
Oklahoma--1.1%
Chickasaw Nation,
Health System Bonds	6.25	12/1/32	2,680,000	2,693,293
Other State--.8%
Munimae Tax Exempt Subsidiary LLC	5.90	9/30/20	2,000,000	1,969,720
Pennsylvania--7.6%
Bucks County Industrial
Development Authority,
Retirement Community Revenue
(Ann's Choice, Inc. Facility)	6.25	1/1/35	1,500,000	1,481,700
Delaware County Industrial
Development Authority, Revenue
(Resource Recovery Facility)	6.20	7/1/19	5,025,000	5,057,361
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	5,000,000	4,774,100
Montgomery County Higher Education
and Health Authority, First
Mortgage Improvement Revenue
(AHF/Montgomery Inc. Project)	6.88	4/1/36	2,000,000	2,019,660
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
Pennsylvania)	6.00	7/1/42	2,500,000	2,525,275
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	6.50	1/1/38	2,300,000	2,315,295
Rhode Island--.5%
Central Falls Detention Facility
Corporation, Detention
Facility Revenue (The Donald
W. Wyatt Detention Facility)	7.25	7/15/35	1,100,000	1,138,126
South Carolina--1.2%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/12	2,600,000 c,d,e	2,901,366

Tennessee--.6%
The Health, Educational and
Housing Facility Board of the
City of Chattanooga, Revenue
(CDFI Phase 1, LLC Project)	5.00	10/1/25	600,000	541,524
The Health, Educational and
Housing Facility Board of the
City of Chattanooga, Revenue
(CDFI Phase 1, LLC Project)	6.00	10/1/35	1,000,000	916,740
Texas--10.4%
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/34	4,000,000	3,546,960
Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	5.00	3/1/41	2,500,000	1,659,725
Brazos River Harbor Navigation
District, Revenue (The Dow
Chemical Company Project)	5.13	5/15/33	1,500,000	1,351,065
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (American
Airlines, Inc.)	6.00	11/1/14	3,900,000	2,963,883
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (American
Airlines, Inc.)	9.00	5/1/15	1,750,000	1,582,035
Gulf Coast Industrial Development
Authority, Environmental
Facilities Revenue (Microgy
Holdings Project)	7.00	12/1/36	5,000,000	4,347,200
North Texas Tollway Authority,
System Revenue	5.75	1/1/40	3,000,000	3,091,200
Texas Public Finance Authority,
Charter School Finance
Corporation, Education Revenue
(Burnham Wood Charter School
Project)	6.25	9/1/36	2,250,000	2,139,795
Willacy County Local Government
Corporation, Project Revenue	6.00	3/1/09	320,000	328,461
Willacy County Local Government
Corporation, Project Revenue	6.88	9/1/28	4,000,000	3,964,080
Washington--2.5%
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.50	6/1/27	1,685,000	1,609,529
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.60	6/1/37	1,500,000	1,405,710
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,632,388

Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000	1,215,500
West Virginia--.8%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	1,850,000	1,798,626
Wisconsin--1.1%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	2,690,000 d,e	2,680,746
Wyoming--.4%
Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	1,000,000	919,430
Total Long-Term Municipal Investments
(cost $220,090,938)				210,580,610
Short-Term Municipal	Coupon	Maturity	Principal
Investments--12.2%	Rate (%)	Date	Amount ($)	Value ($)

Florida--2.4%
Pinellas County Health Facilities
Authority, Revenue, Refunding
(Pooled Hospital Loan Program)
(Insured; AMBAC and Liquidity
Facility; Wachovia Bank)	4.00	6/1/08	1,700,000 f	1,700,000
Sunshine State Governmental
Financing Commission, Revenue
(Governmental Financing
Program) (Insured; AMBAC and
Liquidity Facility; Dexia
Credit Locale)	4.00	6/1/08	3,900,000 f	3,900,000
Michigan--2.9%
Royal Oak Hospital Finance
Authority, HR, Refunding
(William Beaumont Hospital
Obligated Group) (Insured;
AMBAC and Liquidity Facility;
Morgan Stanley Bank)	2.70	6/1/08	7,000,000 f	7,000,000
New York--.5%
New York State Dormitory
Authority, Insured Revenue
(Long Island University)
(Insured; CIFG and Liquidity
Facility; Dexia Credit Locale)	8.00	6/1/08	500,000 f	500,000
New York State Dormitory
Authority, Insured Revenue
(Long Island University)
(Insured; CIFG and Liquidity
Facility; Dexia Credit Locale)	8.00	6/1/08	700,000 f	700,000
Ohio--2.6%
Clark County,

MFHR (The Ohio Masonic Home
Project) (Insured; AMBAC and
Liquidity Facility; Key Bank)	4.50	6/7/08	2,365,000 f	2,365,000
Montgomery County,
Revenue (Miami Valley
Hospital) (Liquidity Facility;
National City Bank)	3.50	6/1/08	3,900,000 f	3,900,000
Oklahoma--1.9%
Payne County Economic Development
Authority, Student Housing
Revenue (OSUF Phase III
Student Housing, L.L.C.
Project) (Insured; AMBAC and
Liquidity Facility; Dexia
Credit Locale)	9.00	6/7/08	4,500,000 f	4,500,000
Tennessee--1.9%
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; JPMorgan Chase Bank)	3.00	6/1/08	2,100,000 f	2,100,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	9.00	6/7/08	2,400,000 f	2,400,000
Total Short-Term Municipal Investments
(cost $29,065,000)				29,065,000
Total Investments (cost $249,155,938)			100.7%	239,645,610
Liabilities, Less Cash and Receivables			(.7%)	(1,553,363)
Net Assets			100.0%	238,092,247

a	Purchased on a delayed delivery basis.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities amounted to $5,582,112 or 2.3% of net assets.
e	Collateral for floating rate borrowings.
f	Securities payable on demand. Variable interest rate--subject to periodic change.

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $249,155,938. Net unrealized depreciation on investments was $9,510,328 of which $1,077,960 related to appreciated investment securities and $10,588,288 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation

ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2008

By:	/s/ J. David Officer
James Windels
Treasurer

Date:	July 23, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)